SUBSIDIARY PUBLIC ISSUERS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of subsidiaries [line items]
Revenues	$ 1,205	$ 1,274	$ 2,536	$ 2,410
Net income (loss)	151	122	328	155
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	(18)	3	(34)	(30)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	0	0	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	1	0	2	(3)
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	(275)	(124)	(461)	(407)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	1,205	1,274	2,536	2,410
Net income (loss)	424	188	777	363
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	$ 19	$ 55	$ 44	$ 232